Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings [abstract]
Borrowings
26	Borrowings

	As at 31 December 2021	As at 31 December 2022
	RMB’000	RMB’000
Credit loans due within one year
- Short term bank loan	1,559,800	1,550,000

Credit loans due over one year but within three years
- Long-term borrowing from a related party (note 3 2 (c))	700,000	700,000

	2,259,800	2,250,000

(a)	The analysis of the repayment schedule of borrowings are as follows:

	2021	2022
	RMB’000	RMB’000
Within 1 year or on demand	1,559,800	1,550,000

Over one year but within two years	—	700,000
Over two years but within three years	700,000	—

	2,259,800	2,250,000

The weighted average interest rate for the Group’s short-term bank loan was 2.35
% as at 31 December 2022 (2020: 2.79%, 2021:
2.74%). The interest rate of the Group’s long-term borrowings was 1.08
% as at 31 December 2022 (2020: Nil, 2021:
1.08%).
As at 31 December 2021 and 31 December 2022, no borrowings were secured by property, plant and equipment .